MUSIC INVENTORY (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Inventory Disclosure [Abstract]
Replacement value of music catalogue	$ 250,000
Purchase of music inventory	0
Depreciation on music inventory	$ 282	$ 814